UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7136

Name of Fund:  MuniYield Pennsylvania Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Pennsylvania Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Pennsylvania Insured Fund


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                            Face
                          Amount   Municipal Bonds                                                                       Value
Pennsylvania - 134.7%  $   3,085   Abington, Pennsylvania, School District, GO, Series A, 5% due 4/01/2029 (e)        $     3,272

                           3,000   Allegheny County, Pennsylvania, Higher Education Building Authority, University
                                   Revenue Bonds (Carnegie Mellon University), 5.125% due 3/01/2032                         3,140

                           2,000   Allegheny County, Pennsylvania, Hospital Development Authority, Health Center
                                   Revenue Bonds (University of Pittsburgh Medical Center Health System), Series B,
                                   6% due 7/01/2026 (f)                                                                     2,453

                                   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds (f)(i):
                           6,000        5.50% due 12/01/2010                                                                6,651
                           3,660        5.75% due 12/01/2010                                                                4,101

                           1,000   Bristol Boro, Pennsylvania, School District, GO, 5.25% due 3/01/2031 (e)                 1,084

                           1,000   Dauphin County, Pennsylvania, GO, Series C, 5% due 3/01/2024 (f)                         1,059

                           5,500   Delaware County, Pennsylvania, IDA Revenue Bonds (Pennsylvania Suburban Water
                                   Company Project), AMT, Series A, 5.15% due 9/01/2032 (a)                                 5,737

                           4,770   Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
                                   Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                         4,941

                           1,500   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue
                                   Bonds, 5.75% due 7/01/2032                                                               1,752

                           4,000   Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding Bonds, 5%
                                   due 8/15/2023 (f)                                                                        4,197

                           1,000   Jim Thorpe, Pennsylvania, Area School District, GO, Refunding, 5% due 3/15/2027 (e)      1,061

                           4,000   Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General
                                   Hospital Project), 5.50% due 3/15/2026                                                   4,225

                           3,000   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding
                                   Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033                          3,105

                           7,800   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                   Utilities Corporation Project), Series A, 4.70% due 9/01/2029 (c)                        7,897

                           7,000   Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds
                                   (Pennsylvania American Water Company Project), AMT, Series A, 5.10% due
                                   9/01/2034 (a)                                                                            7,292

                           2,675   North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due
                                   5/01/2027 (e)                                                                            2,891

                           5,000   Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds,
                                   5% due 5/15/2034 (f)                                                                     5,254

                           6,000   Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                   (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                          6,217


Portfolio Abbreviations


To simplify the listings of MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family



MuniYield Pennsylvania Insured Fund


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                            Face
                          Amount   Municipal Bonds                                                                       Value
Pennsylvania          $    3,055   Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due
(concluded)                        1/15/2020 (c)                                                                      $     3,378

                           2,500   Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue
                                   Refunding Bonds (Colver Project), Series F, 4.625% due 12/01/2018 (a)                    2,544

                           1,430   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 60A, 5.85%
                                   due 10/01/2027 (d)(f)                                                                    1,473

                                   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC
                                   Health System), Series A:
                             175       5% due 8/01/2005 (e)                                                                   175
                           3,000       6% due 1/15/2022                                                                     3,303

                           7,000   Pennsylvania State, IDA, EDR, Refunding, 5.50% due 7/01/2020 (a)                         7,817

                                   Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh Career
                                   and Technical Institute) (c):
                           3,585       5.125% due 10/01/2028                                                                3,791
                           2,000       5.25% due 10/01/2032                                                                 2,140

                                   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                   (The School District of Philadelphia Project) (e):
                          10,000       5.25% due 6/01/2025                                                                 10,853
                          10,300       5% due 6/01/2033                                                                    10,754

                           7,500   Pennsylvania State Public School Building Authority, School Revenue Bonds, DRIVERS,
                                   Series 371, 7.85% due 6/01/2011 (e)(h)                                                   8,604

                           7,500   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, DRIVERS,
                                   Series 366, 8.35% due 6/01/2011 (f)(h)                                                   9,307

                           1,700   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds,
                                   Series A, 5% due 12/01/2023 (a)                                                          1,790

                           3,900   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series
                                   460-Z, 8.35% due 6/01/2012 (a)(h)                                                        4,797

                                   Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT (f):
                           1,000       5% due 6/15/2025                                                                     1,043
                           8,000       4.75% due 6/15/2035                                                                  7,986

                                   Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                                   Refunding Bonds (Philadelphia Airport System Project), AMT, Series A (c):
                           4,000       5.50% due 7/01/2017                                                                  4,361
                           3,655       5.50% due 7/01/2018                                                                  3,980

                                   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds:
                           9,125       (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (f)                   9,577
                           3,000       Series B, 5.50% due 10/01/2020 (e)                                                   3,313
                           4,680       Series B, 5.50% due 10/01/2021 (e)                                                   5,169

                          10,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance, 4th
                                   Series, 5% due 8/01/2032 (e)                                                            10,442

                           3,000   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due
                                   12/01/2019 (b)                                                                           3,696

                           3,000   Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund Program),
                                   Series A, 5.50% due 12/01/2018 (e)                                                       3,298

                           4,645   Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                   Series B, 5% due 4/15/2027 (c)                                                           4,822

                           1,750   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                   Transformation), Series A, 5.50% due 4/15/2022 (c)                                       1,925

                           5,000   Philadelphia, Pennsylvania, School District, GO, RIB, Series 677, 8.66% due
                                   8/01/2021 (c)(h)                                                                         6,282

                                   Philadelphia, Pennsylvania, School District, GO, Series D (c):
                           5,000       5.125% due 6/01/2034                                                                 5,283
                           4,000       5.25% due 6/01/2034                                                                  4,298

                           5,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series A, 5% due
                                   7/01/2028 (e)                                                                            5,288

                                   Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue Bonds (a)(i):
                           1,460        5.80% due 6/01/2010                                                                 1,623
                           1,525        5.85% due 6/01/2010                                                                 1,699

                           2,000   Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue Refunding
                                   Bonds, Series A,  5% due 12/01/2025 (c)                                                  2,117

                           2,400   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System
                                   Revenue Bonds, First Lien, Series B, 5.255%* due 9/01/2030 (c)                             714

                                   Reading, Pennsylvania, School District, GO, Series B (c):
                          10,425        5.263%* due 1/15/2028                                                               3,555
                           3,145        5.213%* due 1/15/2030                                                                 961

                           2,600   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                             2,778

                                   Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds (c):
                           4,500        5.375% due 3/01/2017                                                                4,747
                           2,525        5.375% due 3/01/2022                                                                2,656


Guam - 1.4%                2,500   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                   AMT, Series C, 5% due 10/01/2023 (f)                                                     2,588


Puerto Rico - 16.5%        6,700   Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and
                                   Capital Appreciation Revenue Bonds, Series A, 4.66%* due 7/01/2034 (a)                   1,746

                          10,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034            10,409

                           8,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                   7/01/2027 (g)                                                                            9,068

                                   Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                   Bonds, Series I:
                           2,500       5.50% due 7/01/2025                                                                  2,746
                           5,000       5.375% due 7/01/2034                                                                 5,404

                           1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series E, 5.50% due 8/01/2029                                                            1,076

                                   Total Municipal Bonds (Cost - $264,406) - 152.6%                                       281,705

                          Shares
                            Held   Short-Term Securities
                             502   CMA Pennsylvania Municipal Money Fund (j)                                                  502

                                   Total Short-Term Securities (Cost - $502) - 0.3%                                           502

                                   Total Investments (Cost - $264,908**) - 152.9%                                         282,207
                                   Other Assets Less Liabilities - 2.4%                                                     4,371
                                   Preferred Shares, at Redemption Value - (55.3%)                                      (102,024)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Shares - 100.0%                                    $   184,554
                                                                                                                      ===========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase of the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                              (in Thousands)

    Aggregate cost                                           $       264,962
                                                             ===============
    Gross unrealized appreciation                            $        17,321
    Gross unrealized depreciation                                       (76)
                                                             ---------------
    Net unrealized appreciation                              $        17,245
                                                             ===============

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHA Insured.

(e) FSA Insured.

(f) MBIA Insured.

(g) XL Capital Insured.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA Pennsylvania Municipal
       Money Fund                               (3,637)             $   11


    Forward interest rate swaps outstanding as of July 31, 2005 were as follows:




                                                              (in Thousands)

                                                   Notional       Unrealized
                                                    Amount      Appreciation

    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.627%

    Broker, JPMorgan Chase Bank
    Expires August 2015                            $  36,000      $       14

    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.472%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2015                         $   7,000             100
                                                                  ----------
    Total                                                         $      114
                                                                  ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Pennsylvania Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date: September 23, 2005


By:     /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date: September 23, 2005